INCOME TAX (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Ordinary income tax rate					10.00%
Applicable tax rate	30.00%	31.00%	32.00%	33.00%
Borrowings, maturity					30
Deductions in Income Tax Rate	100.00%	50.00%	50.00%	50.00%	100.00%
Percentage of Witholding Tax Rate on Dividends					7.50%
Percentage of General Income Tax Rates Levied on Dividends	30.00%	31.00%	32.00%	(33.00%)
Percentage of Income tax on Capital Investments Dividends Paid but yet to be Levied					7.50%
Percentage of Income tax on Capital Investments Dividends Not Paid and Yet to be Levied					25.00%
Percentage of Retention Rate on Dividends					7.50%
Description of Requirement to be a Beneficiary of Regime of Colombian Holding Company					10.00%
Percentage of presumed Income on Net Equity					3.50%
Deferred Tax Assets Liability Without Eliminations					$ 165,645
Deferred Tax Assets Liability With Eliminations					56,939
Deferred tax liability (asset)					$ (1,047,118)	$ (1,291,584)
Income And Other Terms Terms					when the taxable income is equal to or greater than 120,000 TVU (Tax value unit)
Previous Tax Recoveries						$ 85,921
Top of range [member]
Disclosure Of Income Tax [Line Items]
Percentage of Funds owned By Same Effective Subsidiary					50.00%
Percentage of Marginal Income tax rate on Dividends					15.00%
Bottom of range [member]
Disclosure Of Income Tax [Line Items]
Percentage of Sale Price of Commercial Value					85.00%
Percentage of Sale Price of Non Listed Shares					30.00%
Percentage of Marginal Income tax rate on Dividends					0.00%